Revenue	6 Months Ended	11 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Revenue	Revenue

	Three months ended June 30, 2020	Three months ended June 30, 2019	Six months ended June 30, 2020	Six months ended June 30, 2019
	(in thousands)
Analysis of revenue by category
Licensing agreements	$170	$156	$494	$647
	$170	$156	$494	$647

Revenue recognized in the period consists of amounts received from the license and commercialization agreement with Eurofarma Laboratórios S.A., and amounts received from the license and collaboration agreement with Sarepta Therapeutics, Inc. which was terminated in August 2019.

	Three months ended June 30, 2020	Three months ended June 30, 2019	Six months ended June 30, 2020	Six months ended June 30, 2019
	(in thousands)
Analysis of revenue by geography:
United States	$—	$—	$—	$324
Latin America	170	156	494	323
Europe	—	—	—
	$170	$156	$494	$647

The analysis of revenue by geography has been identified on the basis of the customer’s geographical location.
Eurofarma Laboratórios S.A.
On December 21, 2017, Summit announced it had entered into an exclusive license and commercialization agreement with Eurofarma Laboratórios S.A. ("Eurofarma"), pursuant to which the Group granted Eurofarma the exclusive right to commercialize ridinilazole in specified countries in South America, Central America and the Caribbean. The Group has retained commercialization rights in the rest of the world.
Under the terms of the license and commercialization agreement with Eurofarma, the Group received an upfront payment of $2.5 million from Eurofarma in December 2017. In February 2020, the Group reached the first enrollment milestone and received $1.0 million. The terms of the contract have been assessed under ASC 606 and currently only the upfront payment and the first enrollment milestone is included in the transaction price. The upfront payment and first enrollment milestone were initially reported as deferred revenue in the balance sheet and are recognized as revenue over the development period. For the three months and six months ended June 30, 2020 the Group recognized $0.2 million and $0.5 million of revenue related to the upfront payment and the first enrollment milestone and $0.2 million and $0.3 million for the three and six months ended June 30, 2019 which related to the upfront payment in accordance with the Group's revenue recognition policy. The revenue is being recognized ratably over the performance period.
In addition, the Group will be entitled to receive an additional $2.75 million in development milestones upon the achievement of staged patient enrollment targets in the licensed territory in one of the two planned Phase 3 clinical trials of ridinilazole. The Group is eligible to receive up to $21.4 million in development, commercial and sales milestones when cumulative net sales equal or exceed $100.0 million in the Eurofarma licensed territory. Each subsequent achievement of an additional $100.0 million in cumulative net sales will result in the Group receiving additional milestone payments, which, when combined with anticipated product supply transfer payments from Eurofarma paid to the Group in connection with a commercial supply agreement to be entered into between the two parties, will provide payments estimated to range from a mid-teens to high-teens percentage of cumulative net sales in the Eurofarma licensed territory. The Group estimates such product supply transfer payments from Eurofarma will range from a high single-digit to low double-digit percentage of cumulative net sales in the licensed territory.

Sarepta Therapeutics, Inc.

On October 4, 2016, Summit announced it had entered into an exclusive license and collaboration agreement with Sarepta Therapeutics, Inc. ("Sarepta"). In June 2018, the Group announced the discontinuation of the development of ezutromid after its Phase 2 clinical trial called PhaseOut DMD did not meet its primary or secondary endpoints. As part of the license and collaboration agreement with Sarepta, the Group agreed to collaborate with Sarepta on the research and development of the licensed products pursuant to a joint development plan through a joint steering committee comprised of an equal number of representatives from each party. From January 1, 2018, the Group was responsible for 55% of the budgeted research and development costs related to the licensed products, and Sarepta was responsible for 45% of such costs. Any costs in excess of 110% of the budgeted amount were borne by the party that incurred such costs. This development cost share income is recognized as part of licensing agreements revenue as the Group acted as a principal in the scope of the research and development activities of the agreement. The Group recognized cost share income for both wind-down activities in relation to PhaseOut DMD and next and future generation utrophin modulation development activities of $nil during the three months ended June 30, 2020 and $0.3 million during the six months ended June 30, 2019. Effective as of August 2019, the agreement with Sarepta was terminated with no material ongoing obligations for either party.
Revenue

	Eleven Months ended December 31, 2019	Year ended January 31, 2019	Year ended January 31, 2018
	(in thousands)
Analysis of revenue by category:
Licensing agreements	$743	$56,761	$15,678
Research collaboration agreement	—	327	426
	$743	$57,088	$16,104

Revenue recognized in the period consists of amounts received from the license and commercialization agreement with Eurofarma Laboratórios S.A., and amounts received from the license and collaboration agreement with Sarepta Therapeutics, Inc. which was terminated in August 2019.

	Eleven Months ended December 31, 2019	Year ended January 31, 2019	Year ended January 31, 2018
	(in thousands)
Analysis of revenue by geography:
United States	$160	$56,099	$15,624
Latin America	583	662	54
Europe	—	327	426
	$743	$57,088	$16,104

The analysis of revenue by geography has been identified on the basis of the customer’s geographical location.

Eurofarma Laboratórios S.A.
On December 21, 2017, Summit announced it had entered into an exclusive license and commercialization agreement with Eurofarma Laboratórios S.A. ('Eurofarma'), pursuant to which the Group granted Eurofarma the exclusive right to commercialize ridinilazole in specified countries in South America, Central America and the Caribbean. The Group has retained commercialization rights in the rest of the world.

Under the terms of the license and commercialization agreement with Eurofarma, the Group received an upfront payment of $2.5 million from Eurofarma in December 2017. The terms of the contract have been assessed under ASC 606 and currently only the upfront payment is included in the transaction price. The upfront payment was initially reported as deferred revenue in the consolidated balance sheets and is recognized as revenue over the development period. The Group recognized revenue related to the upfront payment of $0.6 million during the eleven months ended December 31, 2019.

In addition, the Group will be entitled to receive an additional $3.75 million in development milestones upon the achievement of staged patient enrollment targets in the licensed territory in one of the two planned Phase 3 clinical trials of ridinilazole. The Group is eligible to receive up to $21.4 million in development, commercial and sales milestones when cumulative net sales equal or exceed $100.0 million in the Eurofarma licensed territory. Each subsequent achievement of an additional $100.0 million in cumulative net sales will result in the Group receiving additional milestone payments, which, when combined with anticipated product supply transfer payments from Eurofarma paid to the Group in connection with a commercial supply agreement to be entered into between the two parties, will provide payments estimated to range from a mid-teens to high-teens percentage of cumulative net sales in the Eurofarma licensed territory. The Group estimates such product supply transfer payments from Eurofarma will range from a high single-digit to low double-digit percentage of cumulative net sales in the licensed territory.

Sarepta Therapeutics, Inc.

On October 4, 2016, Summit announced it had entered into an exclusive license and collaboration agreement with Sarepta Therapeutics, Inc. (‘Sarepta’).Under the Sarepta Agreement, the Group received from Sarepta an upfront payment of $40.0 million, in October 2016, and a development milestone payment of $22.0 million, in May 2017, which was payable after the first dosing of the last patient in PhaseOut DMD, its Phase 2 clinical trial of ezutromid. The terms of the contract were assessed under ASC 606, Revenue from contracts with customers, and the upfront payment, first development milestone payment and relevant development cost share income are included in the transaction price which was reported as deferred revenue in the consolidated balance sheet and recognized as revenue over the development period.

In June 2018, the Group announced the discontinuation of the development of ezutromid after PhaseOut DMD did not meet its primary or secondary endpoints. As a result, the Group has updated the development period over which the revenues are recognized. The development period was deemed to have concluded in June 2018 in line with when development of ezutromid was discontinued. This resulted in all revenues relating to the Sarepta Agreement that were previously deferred in the balance sheet being released in full to the statement of operations and other comprehensive (loss)/ income.

As part of the license and collaboration agreement with Sarepta, the Group agreed to collaborate with Sarepta on the research and development of the licensed products pursuant to a joint development plan through a joint steering committee comprised of an equal number of representatives from each party. From January 1, 2018, the Group was responsible for 55% of the budgeted research and development costs related to the licensed products, and Sarepta was responsible for 45% of such costs. Any costs in excess of 110% of the budgeted amount were borne by the party that incurred such costs. This development cost share income is recognized as part of licensing agreements revenue as the Group acted as a principal in the scope of the research and development activities of the agreement. The Group recognized cost share income for both wind-down activities in relation to PhaseOut DMD and next and future generation utrophin modulation development activities of $0.1 million during the eleven months ended December 31, 2019. Effective as of August 2019, the agreement with Sarepta was terminated with no material ongoing obligations for either party